Consolidated statement of changes in equity - GBP (£) £ in Millions		Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit for the year		£ 2,579			£ 2,579				£ 2,579
Other comprehensive income:
Exchange movements on foreign operations and net investment hedges, net of tax		118				£ 118			118
Net unrealised valuation movements, net of related change in amortisation of deferred acquisition costs and related tax		(629)					£ (629)		(629)
Shareholders' share of actuarial gains and losses on defined benefit pension schemes, net of related tax		22			22				22
Total other comprehensive income (loss)		(489)			22	118	(629)		(489)
Total comprehensive income for the year		2,090			2,601	118	(629)		2,090
Dividends		(974)			(974)				(974)
Reserve movements in respect of share-based payments		39			39				39
Share capital and share premium
New share capital subscribed		7		£ 7					7
Treasury shares
Movement in own shares in respect of share-based payment plans		(38)			(38)				(38)
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS		20			20				20
Net increase (decrease) in equity		1,144		7	1,648	118	(629)		1,144
Equity at beginning of year at Dec. 31, 2014		11,811	£ 128	1,908	8,788	31	956	£ 1	11,812
Equity at end of year at Dec. 31, 2015		12,955	128	1,915	10,436	149	327	1	12,956
Reserves
Profit for the year		1,921			1,921				1,921
Other comprehensive income:
Exchange movements on foreign operations and net investment hedges, net of tax		1,161				1,161			1,161
Net unrealised valuation movements, net of related change in amortisation of deferred acquisition costs and related tax		31					31		31
Shareholders' share of actuarial gains and losses on defined benefit pension schemes, net of related tax		(93)			(93)				(93)
Total other comprehensive income (loss)		1,099			(93)	1,161	31		1,099
Total comprehensive income for the year		3,020			1,828	1,161	31		3,020
Dividends		(1,267)			(1,267)				(1,267)
Reserve movements in respect of share-based payments		(51)			(51)				(51)
Share capital and share premium
New share capital subscribed		13	1	12					13
Treasury shares
Movement in own shares in respect of share-based payment plans		2			2				2
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS		(6)			(6)				(6)
Net increase (decrease) in equity		1,711	1	12	506	1,161	31		1,711
Equity at end of year at Dec. 31, 2016		14,666	129	1,927	10,942	1,310	358	1	14,667
Reserves
Profit for the year		2,389			2,389			1	2,390
Other comprehensive income:
Exchange movements on foreign operations and net investment hedges, net of tax		(470)				(470)			(470)
Net unrealised valuation movements, net of related change in amortisation of deferred acquisition costs and related tax		486					486		486
Shareholders' share of actuarial gains and losses on defined benefit pension schemes, net of related tax		89			89				89
Total other comprehensive income (loss)		105			89	(470)	486		105
Total comprehensive income for the year		2,494			2,478	(470)	486	1	2,495
Dividends		(1,159)			(1,159)				(1,159)
Reserve movements in respect of share-based payments		89			89				89
Change in non-controlling interests	[1]							5	5
Share capital and share premium
New share capital subscribed		21		21					21
Treasury shares
Movement in own shares in respect of share-based payment plans		(15)			(15)				(15)
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS		(9)			(9)				(9)
Net increase (decrease) in equity		1,421		21	1,384	(470)	486	6	1,427
Equity at end of year at Dec. 31, 2017		£ 16,087	£ 129	£ 1,948	£ 12,326	£ 840	£ 844	£ 7	£ 16,094

[1]	Arising from the acquisition of the majority stake in Zenith Life of Nigeria in 2017.